Summary of Results by Business Segment (Details) - CAD ($) $ in Millions	3 Months Ended		9 Months Ended
	Jul. 31, 2022	Jul. 31, 2021	Jul. 31, 2022	Jul. 31, 2021	Oct. 31, 2021
Disclosure of operating segments [line items]
Net interest income	$ 7,044	$ 6,004	$ 19,723	$ 17,869
Non-interest income	3,881	4,708	13,746	13,883
Total revenue	10,925	10,712	33,469	31,752
Provision for (recovery of) credit losses	351	(37)	450	(101)
Insurance claims and related expenses	829	836	2,177	2,057
Non-interest expenses	6,096	5,616	18,096	17,129
Income (loss) before income taxes and share of net income from investment in Schwab	3,649	4,297	12,746	12,667
Provision for (recovery of) income taxes	703	922	2,689	2,711
Net income (loss)	3,214	3,545	10,758	10,517
Total assets	1,840,811		1,840,811		$ 1,728,672
Schwab [member]
Disclosure of operating segments [line items]
Share of net income from investment in Schwab	268	170	701	561
Canadian Retail [member]
Disclosure of operating segments [line items]
Net interest income	3,448	3,044	9,681	8,895
Non-interest income	3,572	3,535	10,680	10,091
Total revenue	7,020	6,579	20,361	18,986
Provision for (recovery of) credit losses	170	100	263	205
Insurance claims and related expenses	829	836	2,177	2,057
Non-interest expenses	2,957	2,748	8,758	8,091
Income (loss) before income taxes and share of net income from investment in Schwab	3,064	2,895	9,163	8,633
Provision for (recovery of) income taxes	811	770	2,420	2,289
Net income (loss)	2,253	2,125	6,743	6,344
Total assets	543,516		543,516		509,436
U.S. Retail [member]
Disclosure of operating segments [line items]
Net interest income	2,453	1,990	6,647	5,971
Non-interest income	648	691	2,183	2,007
Total revenue	3,101	2,681	8,830	7,978
Provision for (recovery of) credit losses	107	(96)	110	(174)
Non-interest expenses	1,715	1,518	4,944	4,800
Income (loss) before income taxes and share of net income from investment in Schwab	1,279	1,259	3,776	3,352
Provision for (recovery of) income taxes	126	161	460	393
Net income (loss)	1,442	1,295	4,081	3,611
Total assets	576,952		576,952		559,503
U.S. Retail [member] | Schwab [member]
Disclosure of operating segments [line items]
Share of net income from investment in Schwab	289	197	765	652
Wholesale Banking [member]
Disclosure of operating segments [line items]
Net interest income	786	632	2,254	1,941
Non-interest income	290	451	1,418	1,609
Total revenue	1,076	1,083	3,672	3,550
Provision for (recovery of) credit losses	25	2	11	(41)
Non-interest expenses	691	635	2,231	2,051
Income (loss) before income taxes and share of net income from investment in Schwab	360	446	1,430	1,540
Provision for (recovery of) income taxes	89	116	366	390
Net income (loss)	271	330	1,064	1,150
Total assets	579,825		579,825		514,681
Corporate [member]
Disclosure of operating segments [line items]
Net interest income	357	338	1,141	1,062
Non-interest income	(629)	31	(535)	176
Total revenue	(272)	369	606	1,238
Provision for (recovery of) credit losses	49	(43)	66	(91)
Non-interest expenses	733	715	2,163	2,187
Income (loss) before income taxes and share of net income from investment in Schwab	(1,054)	(303)	(1,623)	(858)
Provision for (recovery of) income taxes	(323)	(125)	(557)	(361)
Net income (loss)	(752)	(205)	(1,130)	(588)
Total assets	140,518		140,518		$ 145,052
Corporate [member] | Schwab [member]
Disclosure of operating segments [line items]
Share of net income from investment in Schwab	$ (21)	$ (27)	$ (64)	$ (91)